CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Real estate sales taxes	$ 52,090,833	$ 54,487,403	$ 40,278,653
Other comprehensive income, tax effect	$ 0	$ 0	$ 0